SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Intermediate Tax-Free Fund
DWS Managed Municipal Bond Fund
DWS New York Tax-Free Income Fund
DWS Short-Term Municipal Bond Fund
DWS Strategic High Yield Tax-Free Fund
Effective November 19, 2021, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
DWS Intermediate Tax-Free Fund
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
Patrick Gallagher, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
Effective November 19, 2021, the following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
■
Joined DWS in 1989.
■
Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
■
Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
■
Co-Head of Municipal Bond Department.
■
BS, Montana State University.
Patrick Gallagher, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
■
Joined DWS in 2003. Prior to his current role, he served as an Insurance Reporting Supervisor in the Insurance Asset Management business and as Investment Accountant in the Private Wealth Management Division.
■
BA, Colby College.
Effective November 19, 2021, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
DWS Managed Municipal Bond Fund
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 1999.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2010.
Effective November 19, 2021, the following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
November 18, 2021
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The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 1999.
■
Joined DWS in 1989.
■
Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
■
Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
■
Co-Head of Municipal Bond Department.
■
BS, Montana State University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2010.
■
Joined DWS in 1999.
■
BS, Bryant College; MBA, Suffolk University.
Effective November 19, 2021, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
DWS New York Tax-Free Income Fund
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2004.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
Effective November 19, 2021, the following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2004.
■
Joined DWS in 1989.
■
Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
■
Joined DWS in 1999.
■
BS, Bryant College; MBA, Suffolk University.
Effective November 19, 2021, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
DWS Short-Term Municipal Bond Fund
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
November 18, 2021
PROSTKR21-78

Patrick Gallagher, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
Effective November 19, 2021, the following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
■
Joined DWS in 1989.
■
Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
Patrick Gallagher, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
■
Joined DWS in 2003. Prior to his current role, he served as an Insurance Reporting Supervisor in the Insurance Asset Management business and as Investment Accountant in the Private Wealth Management Division.
■
BA, Colby College.
Effective November 19, 2021, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
DWS Strategic High Yield Tax-Free Fund
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
Effective November 19, 2021, the following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
■
Joined DWS in 1989.
■
Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
■
Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
■
Co-Head of Municipal Bond Department.
■
BS, Montana State University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
■
Joined DWS in 1999.
■
BS, Bryant College; MBA, Suffolk University.
November 18, 2021
PROSTKR21-78

Please Retain This Supplement for Future Reference
November 18, 2021
PROSTKR21-78